Offerings - Offering: 1	Aug. 20, 2025 USD ($) shares
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.0003125 per share
Amount Registered | shares	15,000,000
Proposed Maximum Offering Price per Unit	0.54
Maximum Aggregate Offering Price	$ 8,100,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,240.11
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rules 457(o) under the Securities Act of 1933, as amended.

Calculated pursuant to Rule 457(o) under the Securities Act based on an estimate of the proposed maximum aggregate offering price.